Financial risk management and financial instruments - Summary of Assumption Used to Estimate Fair Value of Warrants (Details) - Level 3 - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)	7 months 24 days	1 year 7 months 24 days
Risk free rate (%)	5.12%	4.52%
Share price (US$)	$ 187.91	$ 78.95
Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)	40.00%	55.00%